                               CHAIRMAN'S LETTER

FELLOW SHAREHOLDER:

The rapid recovery in the bond market that began in November 1994 continued, and indeed celerated, during the six months ended July 31, 1995, the first half of Vanguard Admiral Funds' fiscal year. As it happened, interest rates declined across the entire spectrum of maturities, providing our longer-term Portfolios with total returns that more than offset their negative returns of the prior fiscal year. Declining yields, of course, are an unwelcome occurrence for money market investors, who generally rely on the current income provided by their investment.

    In this environment, our Money Market Portfolio provided a modest six-month return of +2.8%, albeit one that was better than all but a few competitive Treasury money market funds. Our Short-Term Portfolio achieved a generous total return (capital change plus income) of +6.3%, while our Intermediate-Term (+10.1%) and Long-Term (+12.8%) Portfolios achieved double-digit results. This table presents the total return of each Portfolio for the past six months, as well as its current yield:



-------------------------------------------------------
                                     Six Months Ended
                                       July 31, 1995
                                     ------------------
                                    Total         SEC
U.S. Treasury Portfolio            Return        Yield
-------------------------------------------------------
MONEY MARKET                       + 2.8%         5.5%
SHORT-TERM                         + 6.3          5.9
INTERMEDIATE-TERM                  +10.1          6.3
LONG-TERM                          +12.8          6.8
-------------------------------------------------------

The net asset values and dividends per share that are the basis for these calculations are presented in a table at the end of this letter.

    In my view, the presentation of semi-annual returns for bond and money market funds, however necessary in a report of this nature, leaves something to be desired, for it accounts for only one-half of the year's interest income. But the fact is interest income accounts for 100% of the return on a money market fund, and, over the long term, close to 100% of the return on a bond fund. So, the table that follows presents the return of each Portfolio for the past twelve months, divided into its income and capital components:


---------------------------------------------------------
                             Components of Total Return
                           ------------------------------
                                 Twelve Months Ended
                                    July 31, 1995
                           ------------------------------
U.S. TREASURY PORTFOLIO      INCOME   CAPITAL    TOTAL
---------------------------------------------------------
MONEY MARKET                  +5.3%      0.0%    + 5.3%
SHORT-TERM                    +6.3      +1.5     + 7.8
INTERMEDIATE-TERM             +7.1      +3.7     +10.8
LONG-TERM                     +7.8      +5.8     +13.6
---------------------------------------------------------

This table reflects both the relative yield and the relative price volatility of each Portfolio. For our Money Market Portfolio, price volatility is not a factor; for our longer-term Portfolios, price volatility is actually understated in the table. The reason is that the table provides the capital returns for the entire twelve-month period; thus, it tends to gloss over the impact of this year's strongly positive capital returns. We therefore remind you that swings in interest rates have a great impact on the capital returns of bonds with long maturities, but a much smaller impact on bonds with short maturities (and no price impact on money market instruments).

THE PERIOD IN REVIEW

The overpowering message of the splendid performance of bonds thus far in 1995 is clear: financial markets change quickly and unpredictably! Bond prices fell completely apart during 1994, with the yield on the long-term U.S. Treasury bond rising from a low of 6.3% in January to a high of 8.2% in mid-November. This rise of 190 basis points engendered a -21% decline in the price of the bond. Interest rates on the short-term U.S. Treasury bond soared as well, rising 360 basis points (from 4.2% to 7.8%); however, given its shorter maturity (3 years versus a 30-year maturity for the long bond), it declined by but -9% in value. And the rate on the U.S. Treasury bill nearly doubled, from 3.0% to 5.8%.

    This year, of course, the story is quite the opposite. The yield on the long-term U.S. Treasury bond has fallen to 6.8% (not so far from its 1994 low), the yield on the short-term U.S. Treasury bond has fallen to 6.0%, and the yield on the three-month Treasury bill has fallen to 5.6%. Virtually none of the "experts" expected these declines. Indeed, last December's Wall Street Journal survey of prominent economists and professional money managers reflected a consensus yield prediction of 7.9% for the long Treasury bond on June 30, 1995 (i.e., a small increase in rates). The actual yield turned out to be 6.6%. So much for predictions!

    The surprise rally of the past eight months has been based importantly on the market's perception that the Federal Reserve Board seems to have completed its program to drive interest rates upward. After raising the Federal funds rate (at which banks borrow from one another) fully six times during 1994, the Fed boosted rates on but one occasion during the first half of 1995. In early July, however, the short-term interest rate was gently eased by 1/4 of 1%, bringing this key rate to 5 3/4% versus 3% just one and one-half years ago.

    The Fed's most recent action was apparently based on the perception that the threat of inflation had diminished and that U.S. economic growth was easing. Bond market participants are saying, in essence, that we are in "the best of all possible worlds": steady economic growth without significant inflation. The idea that these two often-warring factors have finally made peace, however, is not something one should take for granted as the permanent state of affairs.

SUMMING UP

Following a tough year for all sectors of the bond market--albeit a good year for the money markets--my Chairman's letter to you in our Annual Report dated January 31, 1995, expressed guarded optimism about future bond returns and suggested that "the probabilities favor much better total returns in the coming year." With half of the fiscal year now history, that optimism is being borne out. I hope that you agreed with me then that liquidating your bond holdings would have been unwise, and followed my advice to "stay the course." Certainly the events of the past six months have justified, once again, the merits of this long-term strategy.

    I look forward to reviewing the Fund's results with you further in our Annual Report six months hence.

Sincerely,


/s/ JOHN C. BOGLE
-----------------------
John C. Bogle
Chairman of the Board

August 15, 1995

Note: Mutual fund data from Lipper Analytical Services, Inc.

                               PORTFOLIO RESULTS


------------------------------------------------------------------------------------------------------------------------------------
                                             Net Asset Value Per Share      Last Twelve Months         Total Returns
                                           -------------------------------  ------------------      ------------------  SEC 30-Day
U.S. Treasury         Average    Average   July 31, January 31,   July 31,  Income       Capital      Six       Twelve  Annualized
Portfolio             Maturity   Quality*    1994       1995       1995    Dividends      Gains      Months     Months     Yield
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET          46 DAYS      Aaa      $1.00      $1.00      $ 1.00      $.052        --        +2.8%       + 5.3%      5.53%**
SHORT-TERM           2.3 YEARS     Aaa       9.91       9.77       10.06       .595        --       + 6.3        + 7.8       5.89
INTERMEDIATE-TERM    7.6 YEARS     Aaa       9.84       9.58       10.20       .656        --       +10.1        +10.8       6.33
LONG-TERM           21.2 YEARS     Aaa       9.68       9.40       10.24       .690        --       +12.8        +13.6       6.81
------------------------------------------------------------------------------------------------------------------------------------

* Ratings provided by Moody's Investors Services. Securities receiving a Aaa rating are judged to be of the best quality, carrying the smallest degree of credit risk. U.S. Government and agency securities are considered to have Aaa ratings.

** 7-day yield.

                       REPORT FROM THE INVESTMENT ADVISER

In the first half of Vanguard Admiral Funds' fiscal year ended July 31, 1995, bond markets staged an impressive rally. Over this six-month time frame, the market's expectations of future interest rates traveled the full spectrum from extreme pessimism to outright optimism. As frequently happens, rates fell more in some sectors than in others, with short-term rates (3 years) falling -1.5%, and long-term rates (30 years) declining -1.0%.

    The fiscal year opened with the specter of future inflation hanging over the market after a period of robust economic growth in 1994. This pessimism was fostered by the relatively rapid rise in short-term interest rates engineered by the Federal Reserve (the "Fed"), with the intention of cooling the surging economy. The Fed, which attempts to steer the economy on a path of sustainable, non-inflationary growth by raising and lowering the cost of borrowing for businesses and consumers, executed their seventh in a series of increases in short-term interest rates in February 1995. Yet, by this time, government statistics were giving preliminary hints that economic growth was moderating and inflation was relatively well behaved. In particular, interest-rate-sensitive sectors like housing and autos slowed from last year's torrid pace.

    Statistics indicate that for several months during the period there was a lessening of demand on the economy's productive capacity, while a modest excess of inventory was liquidated by the nation's factories and retailers. Many observers of the economy expect growth in economic activity to resume after this refreshing pause, but have left behind the fears of inflation that were inspired by such growth last year. The market's adoption of this rosy outlook for moderate, non-inflationary growth (the elusive "soft landing") and the attendant bond market rally were probably due as much to the fact that the market had overreacted to the risks of inflation during 1994 as they were to an improving estimate of future inflation in 1995.

    In July of this year, the Fed fulfilled the market's expectations by easing reserve policy and lowering short-term rates slightly. Its stated rationale at the time was that inflationary pressures had relaxed enough to allow an easing. Market interest rates have actually risen somewhat in the time between the Fed's action and the close of the fiscal semi-annual period. Given the wide gyrations in interest rates from low to high and back down again in the past eighteen months, the market seems to be moderating towards a more balanced outlook on the likely future course of economic growth and its impact on the bond market.

    Through the various Portfolios, shareholders participated in the bountiful returns provided by the markets in the past six months depending on the particular maturity sector of their holdings. In the Money Market Portfolio, short-term interest rates well in excess of inflation have resulted in positive inflation-adjusted returns on a pretax basis. The Short-, Intermediate-, and Long-Term Portfolios have provided solid income as a result of the relatively high interest rates at the start of the fiscal year. In addition, the declines in market interest rates for the year to date have contributed significant capital appreciation to each Portfolio's total return in direct proportion to its average maturity. Please refer to the Chairman's letter for more details on the returns of the Portfolios.

    In recognition of a probable market overreaction to the threat of inflation, we started the fiscal year with the three bond Portfolios positioned with market price sensitivities slightly above the neutral point of their respective policy ranges. This strategy helped to boost the returns of these Portfolios relative to their competitors when rates fell as market participants abandoned their overly pessimistic view of the future. Subsequently, we have returned the Portfolios to a less market-sensitive stance because our outlook currently calls for little movement in interest rates either up or down.

    As in the past, we are employing several other long-term strategies to add value to the Portfolios. We continue to invest in securities issued by less well-known government agencies that benefit explicitly from the full faith and credit of the U.S. Treasury because such securities consistently offer a yield advantage over regular Treasury issues. In addition, we use quantitative techniques to optimize the positioning of the Portfolios' holdings along the "yield curve," the line plotting the relationship of interest rates for investments of various maturities from short term to long term. Finally, in the Intermediate- and Long-Term Portfolios, we are using offsetting long and short positions in the futures markets to take advantage of anomalous relationships in the relative value of municipal and Treasury bonds. All of these strategies are designed to wring incremental value out of the Portfolios without fundamentally altering their risk/return profiles.

    In the period since the December 1992 inception of the Vanguard Admiral Funds, market interest rates have been quite volatile. In 1993, interest rates reached lows not seen in more than 20 years only to rebound sharply to relatively high inflation-adjusted levels in 1994. So far in 1995, rates have moderated back toward the middle of this range, dissipating some of the shock waves of prior years. Such volatility reinforces the value of sticking to a long-term investment plan and harnessing the power of compound returns. In addition, these wide swings in market rates have laid waste to poorly conceived and risky strategies (which we at Vanguard have rejected) that relied too heavily on leverage and exotic derivatives in a vain attempt to bolster returns. Each of the Admiral Funds' Portfolios, with low expenses and conservative Treasury investments, have proved to be a good choice for investors willing to ride out the inevitable ups and downs of the bond market.

Respectfully,

Ian A. MacKinnon, Senior Vice President

Robert F. Auwaerter, Vice President

John W. Hollyer, Assistant Vice President

Vanguard Fixed Income Group

August 17, 1995

AVERAGE ANNUAL TOTAL RETURNS--THE AVERAGE ANNUAL TOTAL RETURNS FOR THE PORTFOLIOS (PERIODS ENDED JUNE 30, 1995) ARE AS FOLLOWS:

                                                                                     SINCE INCEPTION
                                                                           -------------------------------------
                                          INCEPTION                         TOTAL         INCOME         CAPITAL
U.S. TREASURY PORTFOLIO                     DATE            1 YEAR         RETURN          RETURN        RETURN
-----------------------                   ---------         ------        --------        --------      --------
LONG-TERM                                  12/14/92        +18.79%         +10.46%        +7.28%         +3.18%
INTERMEDIATE-TERM                          12/14/92        +13.20          + 7.97         +6.26          +1.71
SHORT-TERM                                 12/14/92        + 8.57          + 5.69         +5.21          +0.48
MONEY MARKET                               12/14/92        + 5.18          + 3.93         +3.93           0.00

ALL OF THESE DATA REPRESENT PAST PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PLEASE NOTE THAT AN INVESTMENT IN A MONEY MARKET FUND, SUCH AS THE ADMIRAL U.S. TREASURY MONEY MARKET PORTFOLIO, IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                                                            FINANCIAL STATEMENTS
                                                                     (unaudited)
                                                                   July 31, 1995

                            STATEMENT OF NET ASSETS

                                                                         Face             Market
U.S. TREASURY                                                          Amount              Value
MONEY MARKET PORTFOLIO                                                  (000)             (000)+
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (106.0%)
------------------------------------------------------------------------------------------------
  U.S. TREASURY BILLS
   5.413%, 9/7/95                                                  $  28,467         $    28,306
   5.43%, 9/14/95                                                    157,502             156,452
   5.437%, 11/9/95                                                    73,000              71,916
   5.445%, 10/12/95                                                   27,594              27,296
   5.458%, 10/19/95                                                  210,830             208,319
   5.493%, 11/16/95                                                  146,555             144,228
   5.50%, 11/2/95                                                     20,000              19,726
   5.545%, 8/17/95                                                    10,176              10,151
   5.546%, 9/28/95                                                     4,896               4,853
   5.547%, 10/26/95                                                  116,950             115,430
   5.557%, 10/5/95                                                    81,658              80,848
   5.68%, 9/21/95                                                     83,889              83,241
   5.697%, 8/10/95                                                   161,338             161,111
   5.729%, 8/31/95                                                    86,013              85,610
   5.751%, 8/24/95                                                    64,148              63,917
   5.824%, 8/3/95                                                    141,319             141,274
  U.S. TREASURY NOTES
   3.875%, 8/31/95                                                   202,000             201,691
   4.625%, 8/15/95                                                     2,650               2,649
   8.50%, 8/15/95                                                    109,000             109,113
   10.50%, 8/15/95                                                    25,000              25,044
------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
   (Cost $1,741,175)                                                                   1,741,175
------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-6.0%)
------------------------------------------------------------------------------------------------
 Other Assets--Note B                                                                     23,148
 Payables for Securities Purchased                                                      (118,146)
 Other Liabilities                                                                        (4,312)
                                                                                        ---------
                                                                                         (99,310)
------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------
 Applicable to 1,641,842,328 outstanding
   $.001 par value shares
   (authorized 20,000,000,000 shares)                                                 $1,641,865
------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                                  $1.00
================================================================================================

+ See Note A to Financial Statements.

------------------------------------------------------------------------------------------------
AT JULY 31, 1995, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------------
                                                                      Amount                 Per
                                                                       (000)               Share
                                                                  ----------             -------
 Paid in Capital                                                  $1,641,842               $1.00
 Undistributed Net
  Investment Income                                                       --                  --
 Accumulated Net Realized Gains                                           23                  --
 Unrealized Appreciation
  of Investments                                                          --                  --
------------------------------------------------------------------------------------------------
NET ASSETS                                                        $1,641,865               $1.00
------------------------------------------------------------------------------------------------


                                                                         Face             Market
SHORT-TERM                                                             Amount              Value
U.S. TREASURY PORTFOLIO                                                 (000)             (000)+
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (96.6%)
------------------------------------------------------------------------------------------------
 U.S. TREASURY NOTES
   4.375%, 11/15/96                                                $  12,000          $   11,796
   4.625%, 2/15/96                                                     2,500               2,485
   5.125%, 6/30/98                                                    29,700              28,986
   5.25%, 7/31/98                                                     50,000              48,969
   5.875%, 5/31/96                                                    72,000              72,068
   6.125%, 7/31/96                                                    26,000              26,093
   6.75%, 6/30/99                                                     41,000              41,839
   6.875%, 8/31/99                                                     6,000               6,150
   7.375%, 5/15/96                                                     8,000               8,098
   7.50%, 1/31/96                                                      5,000               5,043
   7.75%, 11/30/99                                                    24,500              25,936
   7.75%, 12/31/99                                                    22,000              23,313
   8.50%, 5/15/97                                                      1,000               1,044
   8.75%, 10/15/97                                                     2,000               2,114
   8.875%, 2/15/96                                                     5,000               5,082
   8.875%, 11/15/97                                                    1,000               1,061
 BANAMEX EXPORT FUNDING
   (U.S. Government Guaranteed)
   4.91%, 10/15/98*                                                    4,200               4,101
 BANCO NATIONAL DE
   COMMERCIO EXTERIOR
   (U.S. Government Guaranteed)
   4.62%, 10/15/98*                                                    5,676               5,522
   5.10%, 4/15/98*                                                     3,600               3,543
   5.48%, 10/15/97*                                                    1,517               1,504
   6.475%, 5/15/00*                                                    5,889               5,904
   8.038%, 1/15/00*                                                    6,287               6,499
 GOVERNMENT EXPORT TRUST
   (U.S. Government Guaranteed)
   4.61%, 9/1/98*                                                        840                 820
   5.69%, 2/1/98*                                                        600                 596
   7.75%, 1/1/00*                                                      5,400               5,547
GUARANTEED EXPORT CERTIFICATES
   (U.S. Government Guaranteed)
   4.743%, 9/15/98*                                                      6,300             6,158
   6.61%, 9/15/99*                                                       6,700             6,738
GUARANTEED TRADE TRUST
   (U.S. Government Guaranteed)
   4.77%, 11/1/97*                                                       2,150             2,120
   4.86%, 4/1/98*                                                        3,000             2,949
------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
   (Cost $356,417)                                                                       362,078
------------------------------------------------------------------------------------------------

                                                                        Face          Market
                                                                      Amount           Value
                                                                       (000)          (000)+
--------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (3.2%)
--------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT
 Collateralized by U.S. Government
   Obligations in a Pooled Cash
   Account 5.86%, 8/1/95
   (Cost $12,002)                                                   $ 12,002       $  12,002
--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%)
   (Cost $368,419)                                                                   374,080
--------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (.2%)
--------------------------------------------------------------------------------------------
 Other Assets--Note B                                                                  3,836
 Liabilities                                                                          (3,061)
                                                                                    --------
                                                                                         775
--------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------
 Applicable to 37,267,522 outstanding
   $.001 par value shares
   (authorized 500,000,000 shares)                                                  $374,855
--------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                             $10.06
============================================================================================

+  See Note A to Financial Statements.

* The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.

--------------------------------------------------------------------------------------------
AT JULY 31, 1995, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------
                                                                     Amount              Per
                                                                      (000)            Share
                                                                  ---------          -------
 Paid in Capital                                                   $375,991           $10.09
 Undistributed Net
   Investment Income                                                     --               --
 Accumulated Net
   Realized Losses                                                   (6,797)            (.18)
 Unrealized Appreciation
--------------------------------------------------------------------------------------------
NET ASSETS                                                         $374,855           $10.06
--------------------------------------------------------------------------------------------


                                                                      Face            Market
INTERMEDIATE-TERM                                                   Amount             Value
U.S. TREASURY PORTFOLIO                                              (000)            (000)+
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (91.4%)
--------------------------------------------------------------------------------------------
 U.S. TREASURY BONDS
   10.375%, 11/15/12                                              $100,500          $130,493
   10.75%, 2/15/03                                                   5,000             6,280
   10.75%, 5/15/03                                                   4,800             6,058
   11.125%, 8/15/03                                                  6,500             8,383
   11.625%, 11/15/02                                                20,200            26,289
   11.625%, 11/15/04                                                12,600            17,051
   11.875%, 11/15/03                                                 5,000             6,715
 U.S. TREASURY NOTES
   4.75%, 9/30/98                                                   17,000            16,365
   5.75%, 8/15/03                                                    2,600             2,489
   5.875%, 3/31/99                                                   2,000             1,984
   6.375%, 8/15/02                                                 117,500           117,573
   6.50%, 4/30/99                                                    6,000             6,072
   6.875%, 8/31/99                                                  10,500            10,763
   7.50%, 11/15/01                                                  14,750            15,660
   8.875%, 2/15/99                                                   6,000             6,524
 AGENCY FOR INTERNATIONAL
   DEVELOPMENT (ISRAEL)
   (U.S. Government Guaranteed)
   5.25%, 9/15/00                                                    5,240             4,960
   6.00%, 2/15/99                                                    6,075             6,014
 EXPORT FUNDING TRUST
   (U.S. Government Guaranteed)
   8.21%, 12/29/06*                                                  9,692            10,421
 GOVERNMENT EXPORT TRUST
   (U.S. Government Guaranteed)
   6.00%, 3/15/05*                                                   8,108             7,877
 GUARANTEED EXPORT TRUST
   (U.S. Government Guaranteed)
   7.46%, 12/15/05*                                                 14,609            15,042
 GUARANTEED TRADE TRUST
   (U.S. Government Guaranteed)
   7.80%, 8/15/06*                                                   9,583            10,045
   8.17%, 1/15/07*                                                   3,833             4,081
 OVERSEAS PRIVATE INVESTMENT CORP.
   (U.S. Government Guaranteed)
   5.735%, 1/15/02*                                                  6,000             5,779
   5.94%, 6/20/06*                                                   5,000             4,808
--------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
   (Cost $434,737)                                                                   447,726
--------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (6.8%)
--------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT
 Collateralized by U.S. Government
   Obligations in a Pooled Cash Account
   5.86%, 8/1/95
   (Cost $33,242)                                                   33,242            33,242
--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.2%)
   (Cost $467,979)                                                                   480,968
--------------------------------------------------------------------------------------------

                                                                                   Market
                                                                                    Value
                                                                                   (000)+
-----------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.8%)
-----------------------------------------------------------------------------------------
 Other Assets--Notes B and E                                                    $ 134,020
 Liabilities--Note E                                                             (125,254)
                                                                                 --------
                                                                                    8,766
-----------------------------------------------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------------------------------------------
 Applicable to 48,020,347 outstanding
   $.001 par value shares
   (authorized 500,000,000 shares)                                               $489,734
-----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                          $10.20
=========================================================================================

+  See Note A to Financial Statements.

* The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.

------------------------------------------------------------------------------------------
AT JULY 31, 1995, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------
                                                                    Amount             Per
                                                                     (000)           Share
                                                                 ---------         -------
 Paid in Capital                                                 $491,963           $10.24
 Undistributed Net
   Investment Income                                                   --               --
 Accumulated Net
   Realized Losses                                                (15,493)            (.32)
 Unrealized Appreciation of
   Investments--Note D                                             13,264              .28
------------------------------------------------------------------------------------------
NET ASSETS                                                       $489,734           $10.20
------------------------------------------------------------------------------------------



                                                                    Face           Market
LONG-TERM                                                         Amount            Value
U.S. TREASURY PORTFOLIO                                            (000)           (000)+
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (90.7%)
-----------------------------------------------------------------------------------------
 U.S. TREASURY BONDS
   7.875%, 2/15/21                                              $ 54,465        $  60,456
   8.875%, 8/15/17                                                22,070           26,898
   8.875%, 2/15/19                                                20,593           25,181
   10.375%, 11/15/12                                              13,040           16,932
-----------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
   (Cost $125,714)                                                                129,467
-----------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (6.5%)
-----------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT
 Collateralized by U.S. Government
   Obligations in a Pooled Cash
   Account 5.86%, 8/1/95
   (Cost $9,275)                                                   9,275            9,275
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS (97.2%)
   (Cost $134,989)                                                                138,742
-----------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.8%)
-----------------------------------------------------------------------------------------
 Other Assets--Note B                                                               4,350
 Liabilities                                                                         (371)
                                                                                  --------
                                                                                    3,979
-----------------------------------------------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------------------------------------------
 Applicable to 13,930,803 outstanding
   $.001 par value shares
   (authorized 500,000,000 shares)                                               $142,721
-----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                          $10.24
=========================================================================================

+  See Note A to Financial Statements.


----------------------------------------------------------------------------------------
AT JULY 31, 1995, NET ASSETS CONSISTED OF:
----------------------------------------------------------------------------------------
                                                                 Amount              Per
                                                                  (000)            Share
                                                              ---------         --------
 Paid in Capital                                               $137,841          $  9.89
 Undistributed Net
   Investment Income                                                 --               --
 Accumulated
   Net Realized Gains                                             1,039              .07
 Unrealized Appreciation
   of Investments--Note D                                         3,841              .28
----------------------------------------------------------------------------------------
NET ASSETS                                                     $142,721           $10.24
----------------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS

                                                                     U.S. TREASURY                              SHORT-TERM
                                                                      MONEY MARKET                           U.S. TREASURY
                                                                         PORTFOLIO                               PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                                  Six Months Ended                        Six Months Ended
                                                                     July 31, 1995                           July 31, 1995
                                                                             (000)                                   (000)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME
     Interest . . . . . . . . . . . . . . . . . . . . .                    $42,135                                 $11,653
--------------------------------------------------------------------------------------------------------------------------
               Total Income   . . . . . . . . . . . . .                     42,135                                  11,653
--------------------------------------------------------------------------------------------------------------------------
  EXPENSES
     The Vanguard Group--Note B
       Investment Advisory Services   . . . . . . . . .     $106                                 $  25
       Management and Administrative  . . . . . . . . .      696                                   171
       Marketing and Distribution   . . . . . . . . . .      198             1,000                  49                 245
                                                            ----                                 -----
     Custodians' Fees   . . . . . . . . . . . . . . . .                         21                                       4
     Taxes (other than income taxes)  . . . . . . . . .                         55                                      14
     Auditing Fees    . . . . . . . . . . . . . . . . .                          3                                       3
     Shareholders' Reports  . . . . . . . . . . . . . .                          6                                       2
     Annual Meeting and Proxy Costs   . . . . . . . . .                          2                                       1
     Directors' Fees and Expenses   . . . . . . . . . .                          2                                      --
--------------------------------------------------------------------------------------------------------------------------
               Total Expenses   . . . . . . . . . . . .                      1,089                                     269
--------------------------------------------------------------------------------------------------------------------------
                 Net Investment Income  . . . . . . . .                     41,046                                  11,384
--------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN
     Investment Securities Sold   . . . . . . . . . . .                         48                                     747
     Futures Contracts  . . . . . . . . . . . . . . . .                         --                                      --
--------------------------------------------------------------------------------------------------------------------------
                 Realized Net Gain  . . . . . . . . . .                         48                                     747
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)
     Investment Securities  . . . . . . . . . . . . . .                         --                                   9,464
     Futures Contracts  . . . . . . . . . . . . . . . .                         --                                      --
--------------------------------------------------------------------------------------------------------------------------
                 Change in Unrealized Appreciation
                   (Depreciation)   . . . . . . . . . .                         --                                   9,464
--------------------------------------------------------------------------------------------------------------------------
                 Net Increase in Net Assets
                   Resulting from Operations  . . . . .                    $41,094                                 $21,595
==========================================================================================================================

                                                                 INTERMEDIATE-TERM                               LONG-TERM
                                                                     U.S. TREASURY                           U.S. TREASURY
                                                                         PORTFOLIO                               PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                                  Six Months Ended                        Six Months Ended
                                                                     July 31, 1995                           July 31, 1995
                                                                             (000)                                   (000)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME
     Interest . . . . . . . . . . . . . . . . . . . . .                    $15,361                                $  5,134
--------------------------------------------------------------------------------------------------------------------------
               Total Income   . . . . . . . . . . . . .                     15,361                                   5,134
--------------------------------------------------------------------------------------------------------------------------
  EXPENSES
     The Vanguard Group--Note B
       Investment Advisory Services   . . . . . . . . .    $  28                                   $10
       Management and Administrative  . . . . . . . . .      223                                    65
       Marketing and Distribution   . . . . . . . . . .       54               305                  16                  91
                                                           -----                                   ---
     Custodians' Fees   . . . . . . . . . . . . . . . .                          6                                       5
     Taxes (other than income taxes)  . . . . . . . . .                         17                                       7
     Auditing Fees    . . . . . . . . . . . . . . . . .                          2                                       2
     Shareholders' Reports  . . . . . . . . . . . . . .                          3                                       1
     Annual Meeting and Proxy Costs   . . . . . . . . .                          1                                       1
     Directors' Fees and Expenses   . . . . . . . . . .                          1                                      --
--------------------------------------------------------------------------------------------------------------------------
               Total Expenses   . . . . . . . . . . . .                        335                                     107
--------------------------------------------------------------------------------------------------------------------------
                 Net Investment Income  . . . . . . . .                     15,026                                   5,027
--------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN
     Investment Securities Sold   . . . . . . . . . . .                        813                                   3,210
     Futures Contracts  . . . . . . . . . . . . . . . .                          8                                       3
--------------------------------------------------------------------------------------------------------------------------
                 Realized Net Gain  . . . . . . . . . .                        821                                   3,213
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)
     Investment Securities  . . . . . . . . . . . . . .                     26,101                                   9,915
     Futures Contracts  . . . . . . . . . . . . . . . .                        275                                      88
--------------------------------------------------------------------------------------------------------------------------
                 Change in Unrealized Appreciation
                   (Depreciation)   . . . . . . . . . .                     26,376                                  10,003
--------------------------------------------------------------------------------------------------------------------------
                 Net Increase in Net Assets
                   Resulting from Operations  . . . . .                    $42,223                                 $18,243
==========================================================================================================================

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                           U.S. TREASURY                                  SHORT-TERM
                                                                            MONEY MARKET                               U.S. TREASURY
                                                                               PORTFOLIO                                   PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED             Year Ended      SIX MONTHS ENDED            Year Ended
                                                    JULY 31, 1995       January 31, 1995         JULY 31, 1995      January 31, 1995
                                                            (000)                  (000)                 (000)                 (000)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income  . . . . . . . . . . .      $     41,046           $     47,429            $  11,384            $   14,993
   Realized Net Gain (Loss)   . . . . . . . . .                48                    (30)                 747                (7,615)
   Change in Unrealized Appreciation
     (Depreciation)   . . . . . . . . . . . . .                --                     --                9,464                (4,464)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations  . . . . . . .            41,094                 47,399               21,595                 2,914
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1)
   Net Investment Income  . . . . . . . . . . .           (41,046)               (47,429)             (11,384)              (14,993)
   Realized Net Gain  . . . . . . . . . . . . .                --                     --                   --                  (540)
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions  . . . . . . . . . . .           (41,046)               (47,429)             (11,384)              (15,533)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (2)
   Issued   --Regular   . . . . . . . . . . . .           472,497                723,457               50,248               129,221
            --In Lieu of Cash Distributions . .            38,802                 44,646                8,766                11,275
            --Exchange  . . . . . . . . . . . .           338,378                755,558               86,982               176,215
   Redeemed --Regular   . . . . . . . . . . . .          (385,190)              (673,703)             (33,720)              (76,545)
            --Exchange  . . . . . . . . . . . .          (194,064)              (338,994)             (80,589)             (146,553)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) from
       Capital Share Transactions   . . . . . .           270,423                510,964               31,687                93,613
------------------------------------------------------------------------------------------------------------------------------------
       Total Increase   . . . . . . . . . . . .           270,471                510,934               41,898                80,994
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period  . . . . . . . . . . . .         1,371,394                860,460              332,957               251,963
------------------------------------------------------------------------------------------------------------------------------------
   End of Period  . . . . . . . . . . . . . . .        $1,641,865             $1,371,394             $374,855             $ 332,957
====================================================================================================================================
   (1) Distributions Per Share
       Net Investment Income  . . . . . . . . .             $.028                  $.041                $.314                 $.518
       Realized Net Gain  . . . . . . . . . . .                --                     --                   --                 $.022
------------------------------------------------------------------------------------------------------------------------------------
   (2) Shares Issued and Redeemed
       Issued     . . . . . . . . . . . . . . .           810,875              1,479,015               13,807                31,046
       Issued in Lieu of Cash Distributions . .            38,802                 44,646                  878                 1,145
       Redeemed   . . . . . . . . . . . . . . .          (579,254)            (1,012,697)             (11,491)              (22,676)
------------------------------------------------------------------------------------------------------------------------------------
                                                          270,423                510,964                3,194                 9,515
------------------------------------------------------------------------------------------------------------------------------------

                                                                       INTERMEDIATE-TERM                                   LONG-TERM
                                                                           U.S. TREASURY                               U.S. TREASURY
                                                                               PORTFOLIO                                   PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED             Year Ended      SIX MONTHS ENDED            Year Ended
                                                    JULY 31, 1995       January 31, 1995         JULY 31, 1995      January 31, 1995
                                                            (000)                  (000)                 (000)                 (000)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income  . . . . . . . . . . .         $  15,026             $   19,643           $    5,027            $    7,543
   Realized Net Gain (Loss)   . . . . . . . . .               821                (16,319)               3,213                (2,173)
   Change in Unrealized Appreciation
     (Depreciation)   . . . . . . . . . . . . .            26,376                (15,504)              10,003               (11,139)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations  . . . . . . .            42,223                (12,180)              18,243                (5,769)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1)
   Net Investment Income  . . . . . . . . . . .           (15,026)               (19,643)              (5,027)               (7,543)
   Realized Net Gain  . . . . . . . . . . . . .                --                   (156)                  --                  (892)
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions  . . . . . . . . . . .           (15,026)               (19,799)              (5,027)               (8,435)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (2)
   Issued   --Regular   . . . . . . . . . . . .            78,283                114,130               23,359                35,945
            --In Lieu of Cash Distributions . .            10,645                 15,317                3,623                 6,658
            --Exchange  . . . . . . . . . . . .           102,515                 99,514               47,535                76,760
   Redeemed --Regular   . . . . . . . . . . . .           (23,213)               (37,237)             (23,332)              (19,406)
            --Exchange  . . . . . . . . . . . .           (62,827)              (134,759)             (57,486)              (49,164)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) from
       Capital Share Transactions   . . . . . .           105,403                 56,965               (6,301)               50,793
------------------------------------------------------------------------------------------------------------------------------------
       Total Increase     . . . . . . . . . . .           132,600                 24,986                6,915                36,589
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period  . . . . . . . . . . . .           357,134                332,148              135,806                99,217
------------------------------------------------------------------------------------------------------------------------------------
   End of Period  . . . . . . . . . . . . . . .          $489,734              $ 357,134             $142,721              $135,806
====================================================================================================================================
   (1) Distributions Per Share
       Net Investment Income  . . . . . . . . .             $.334                  $.598                $.347                 $.670
       Realized Net Gain  . . . . . . . . . . .                --                  $.005                   --                 $.095
------------------------------------------------------------------------------------------------------------------------------------
   (2) Shares Issued and Redeemed
       Issued   . . . . . . . . . . . . . . . .            18,204                 22,065                7,139                11,890
       Issued in Lieu of Cash Distributions . .             1,060                  1,577                  364                   699
       Redeemed   . . . . . . . . . . . . . . .            (8,523)               (17,750)              (8,023)               (7,237)
------------------------------------------------------------------------------------------------------------------------------------
                                                           10,741                  5,892                 (520)                5,352
------------------------------------------------------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

                                                                       U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Year Ended               December 14,
                                                                                               January 31,                  1992, to
                                                             SIX MONTHS ENDED           ----------------------------     January 31,
For a Share Outstanding Throughout Each Period                  JULY 31, 1995             1995               1994               1993
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . . . . .             $1.00            $1.00              $1.00             $1.00
                                                                        -----            -----              -----             -----
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . . . . . . .              .028             .041               .029              .004
   Net Realized and Unrealized Gain (Loss) on Investments .                --               --                 --                --
                                                                        -----            -----              -----             -----
         TOTAL FROM INVESTMENT OPERATIONS   . . . . . . . .              .028             .041               .029              .004
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income . . . . . . . . . .             (.028)           (.041)             (.029)            (.004)
   Distributions from Realized Capital Gains  . . . . . . .                --               --                 --                --
                                                                        -----            -----              -----             -----
         TOTAL DISTRIBUTIONS  . . . . . . . . . . . . . . .             (.028)           (.041)             (.029)            (.004)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . . . . .             $1.00            $1.00              $1.00             $1.00
====================================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . .            +2.84%           +4.19%             +2.99%            +0.41%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . . . . . . .            $1,642           $1,371               $860              $149
Ratio of Expenses to Average Net Assets . . . . . . . . . .             .15%*             .15%               .15%             .15%*
Ratio of Net Investment Income to Average Net Assets  . . .            5.65%*            4.21%              3.06%            3.12%*
Portfolio Turnover Rate . . . . . . . . . . . . . . . . . .               N/A              N/A                N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------

* Annualized.


                                                                                   SHORT-TERM U.S. TREASURY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

                                                                                               Year Ended               December 14,
                                                                                               January 31,                  1992, to
                                                             SIX MONTHS ENDED           ---------------------------      January 31,
For a Share Outstanding Throughout Each Period                  JULY 31, 1995             1995               1994               1993
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . . . . .             $9.77           $10.26             $10.17            $10.00
                                                                        -----           ------             ------            ------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . . . . . . .              .314             .518               .448              .065
   Net Realized and Unrealized Gain (Loss) on Investments .              .290            (.468)              .101              .170
                                                                        -----           -------            ------            ------
         TOTAL FROM INVESTMENT OPERATIONS   . . . . . . . .              .604             .050               .549              .235
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income . . . . . . . . . .             (.314)           (.518)             (.448)            (.065)
   Distributions from Realized Capital Gains  . . . . . . .                --            (.022)             (.011)               --
                                                                        -----           -------            -------           -------
         TOTAL DISTRIBUTIONS  . . . . . . . . . . . . . . .             (.314)           (.540)             (.459)            (.065)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . . . . .            $10.06            $9.77             $10.26            $10.17
====================================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . .            +6.25%           +0.57%             +5.50%            +2.35%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . . . . . . .              $375             $333               $252               $63
Ratio of Expenses to Average Net Assets . . . . . . . . . .             .15%*             .15%               .15%             .15%*
Ratio of Net Investment Income to Average Net Assets  . . .            6.35%*            5.30%              4.38%            4.87%*
Portfolio Turnover Rate . . . . . . . . . . . . . . . . . .             123%*             129%                90%                7%
------------------------------------------------------------------------------------------------------------------------------------

* Annualized.

                                                                     INTERMEDIATE-TERM U.S. TREASURY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Year Ended              December 14,
                                                                                               January 31,                 1992, to
                                                             SIX MONTHS ENDED           --------------------------      January 31,
For a Share Outstanding Throughout Each Period                  JULY 31, 1995             1995               1994              1993
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . . . . .             $9.58           $10.58             $10.29            $10.00
                                                                        -----           ------             ------            ------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . . . . . . .              .334             .598               .578              .084
   Net Realized and Unrealized Gain (Loss) on Investments .              .620            (.995)              .418              .290
                                                                        -----           ------             ------            ------
         TOTAL FROM INVESTMENT OPERATIONS   . . . . . . . .              .954            (.397)              .996              .374
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income . . . . . . . . . .             (.334)           (.598)             (.578)            (.084)
   Distributions from Realized Capital Gains  . . . . . . .                --            (.005)             (.128)               --
                                                                        -----           ------             ------            ------
         TOTAL DISTRIBUTIONS  . . . . . . . . . . . . . . .             (.334)           (.603)             (.706)            (.084)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . . . . .            $10.20            $9.58             $10.58            $10.29
===================================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . .           +10.06%           -3.67%             +9.89%            +3.75%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . . . . . . .              $490             $357               $332               $78
Ratio of Expenses to Average Net Assets . . . . . . . . . .             .15%*             .15%               .15%             .15%*
Ratio of Net Investment Income to Average Net Assets  . . .            6.71%*            6.15%              5.46%            6.31%*
Portfolio Turnover Rate . . . . . . . . . . . . . . . . . .              62%*             134%               102%                0%
-----------------------------------------------------------------------------------------------------------------------------------

* Annualized.


                                                                        LONG-TERM U.S. TREASURY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Year Ended              December 14,
                                                                                               January 31,                 1992, to
                                                             SIX MONTHS ENDED           ---------------------------     January 31,
For a Share Outstanding Throughout Each Period                  JULY 31, 1995             1995               1994              1993
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . . . . .             $9.40           $10.90             $10.30            $10.00
                                                                        -----           ------             ------            ------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . . . . . . .              .347             .670               .709              .096
   Net Realized and Unrealized Gain (Loss) on Investments .              .840           (1.405)              .881              .300
                                                                        -----           ------             ------            ------
         TOTAL FROM INVESTMENT OPERATIONS   . . . . . . . .             1.187            (.735)             1.590              .396
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income . . . . . . . . . .             (.347)           (.670)             (.709)            (.096)
   Distributions from Realized Capital Gains  . . . . . . .                --            (.095)             (.281)               --
                                                                        -----           ------             ------            ------
         TOTAL DISTRIBUTIONS  . . . . . . . . . . . . . . .             (.347)           (.765)             (.990)            (.096)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . . . . .            $10.24            $9.40             $10.90            $10.30
===================================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . .           +12.77%           -6.60%            +15.90%            +3.97%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . . . . . . .              $143             $136                $99               $49
Ratio of Expenses to Average Net Assets . . . . . . . . . .             .15%*             .15%               .15%             .15%*
Ratio of Net Investment Income to Average Net Assets  . . .            7.05%*            7.06%              6.58%            7.22%*
Portfolio Turnover Rate . . . . . . . . . . . . . . . . . .             233%*              44%                51%               17%
-----------------------------------------------------------------------------------------------------------------------------------

* Annualized.

                         NOTES TO FINANCIAL STATEMENTS


Vanguard Admiral Funds is registered under the Investment Company Act of 1940 as a diversified open-end investment company and consists of the U.S. Treasury Money Market, Short-Term U.S. Treasury, Intermediate-Term U.S. Treasury, and Long-Term U.S. Treasury Portfolios.

A. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of financial statements.

1. SECURITY VALUATION: U.S. Treasury Money Market Portfolio: Securities are stated at amortized cost which approximates market value. Other
      Portfolios: Securities are valued utilizing the latest bid prices and on the basis of a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Temporary cash investments are valued at amortized cost which approximates market value.

2. FEDERAL INCOME TAXES: Each Portfolio of the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: The Short-Term U.S. Treasury, Intermediate-Term U.S. Treasury, and Long-Term U.S. Treasury Portfolios of the Fund, along with other members of The Vanguard Group of Investment Companies, transfer uninvested cash balances into a Pooled Cash Account, the daily aggregate of which is invested in repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian banks until maturity of each repurchase agreement. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

4. FUTURES: The Short-Term U.S. Treasury, Intermediate-Term U.S. Treasury, and Long-Term U.S. Treasury Portfolios utilize Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts to a limited extent, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity and minimizing transaction costs. The Portfolios may purchase futures contracts instead of bonds when futures contracts are believed to be priced more attractively than bonds. The Portfolios may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity.

      The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the Portfolios and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Fluctuations in the values of futures contracts are recorded as unrealized appreciation (depreciation) until terminated at which time realized gains (losses) are recognized. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

   5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Discounts and premiums on securities purchased are amortized to interest income over the lives of the respective securities. Dividends from net investment income are declared on a daily basis payable on the first business day of the following month.

B. The Vanguard Group, Inc. furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the Fund under methods approved by the Board of Directors. At July 31, 1995, the Fund had contributed capital of $337,000 to Vanguard (included in Other Assets), representing 1.7% of Vanguard's capitalization. The Fund's directors and officers are also directors and officers of Vanguard.

C. During the six months ended July 31, 1995, purchases and sales of U.S. Government securities other than temporary cash investments were:


----------------------------------------------------------------
                                                (000)
                                    ----------------------------
Portfolio                           Purchases              Sales
----------------------------------------------------------------
SHORT-TERM U.S. TREASURY             $251,908            $212,556
INTERMEDIATE-TERM U.S. TREASURY       216,972             126,273
LONG-TERM U.S. TREASURY               157,026             169,760
-----------------------------------------------------------------

At January 31, 1995, the Fund had available capital losses to offset future net capital gains through the following fiscal year ends:


------------------------------------------------------------------
                                Expiration Fiscal
                                  Years Ending              Amount
Portfolio                          January 31                (000)
------------------------------------------------------------------
SHORT-TERM U.S. TREASURY            2003-2004             $  7,535
INTERMEDIATE-TERM U.S. TREASURY     2003-2004               16,315
LONG-TERM U.S. TREASURY             2003-2004                2,174
------------------------------------------------------------------

D. At July 31, 1995, unrealized appreciation of investment securities for financial reporting and Federal income tax purposes was:


------------------------------------------------------------------------------------------
                                                         (000)
                            --------------------------------------------------------------
                                                                                  Net
                            Appreciated              Depreciated              Unrealized
Portfolio                   Securities               Securities              Appreciation
------------------------------------------------------------------------------------------
SHORT-TERM
  U.S. TREASURY              $  6,316                 $   (655)                 $  5,661
INTERMEDIATE-TERM
  U.S. TREASURY                15,499                   (2,510)                   12,989
LONG-TERM
  U.S. TREASURY                 3,753                       --                     3,753
------------------------------------------------------------------------------------------

At July 31, 1995, the aggregate settlement value of open futures contracts expiring in September 1995, and the related unrealized appreciation (depreciation) were:



--------------------------------------------------------------------
                                                (000)
                                   ---------------------------------
                                    Aggregate           Unrealized
                                   Settlement          Appreciation
Portfolio/Contracts                   Value           (Depreciation)
--------------------------------------------------------------------
INTERMEDIATE-TERM U.S. TREASURY
  LONG MUNICIPAL BOND INDEX           $24,155               $(452)
  SHORT U.S. TREASURY BOND             23,801                 727
LONG-TERM U.S. TREASURY
  LONG MUNICIPAL BOND INDEX             6,321                (101)
  SHORT U.S. TREASURY BOND              6,228                 189
--------------------------------------------------------------------

The market value of Intermediate- and Long-Term U.S. Treasury Portfolio securities deposited as initial margin for open futures contracts was $3,895,000 for each Portfolio.

E. The market value of Intermediate-Term U.S. Treasury Portfolio securities on loan to broker/dealers at July 31, 1995, was $121,028,000 for which the Portfolio had received cash collateral of $123,228,000. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

                          THE VANGUARD FAMILY OF FUNDS

                               FIXED INCOME FUNDS

MONEY MARKET FUNDS
Vanguard Admiral Funds
U.S. Treasury Money
Market Portfolio
Vanguard Money Market Reserves

TAX-EXEMPT MONEY MARKET FUNDS
Vanguard Municipal Bond Fund
Money Market Portfolio
Vanguard State Tax-Free Funds
Money Market Portfolios
  (CA, NJ, OH, PA)

TAX-EXEMPT INCOME FUNDS
Vanguard Municipal Bond Fund
Vanguard State Tax-Free Funds
Insured Longer-Term Portfolios
  (CA, FL, NJ, NY, OH, PA)

INCOME FUNDS
Vanguard Admiral Funds
Vanguard Fixed Income
  Securities Fund
Vanguard Preferred Stock Fund

                           EQUITY AND BALANCED FUNDS

GROWTH AND INCOME FUNDS
Vanguard Convertible
Securities Fund
Vanguard Equity Income Fund
Vanguard Quantitative Portfolios
Vanguard/Trustees' Equity Fund
U.S. Portfolio
Vanguard/Windsor Fund
Vanguard/Windsor II

BALANCED FUNDS
Vanguard Asset Allocation Fund
Vanguard Lifestrategy Funds
Income Portfolio
Conservative Growth Portfolio
Moderate Growth Portfolio
Growth Portfolio
Vanguard Star Portfolio
Vanguard/Wellesley Income Fund
Vanguard/Wellington Fund

GROWTH FUNDS
Vanguard/Morgan Growth Fund
Vanguard/PRIMECAP Fund
Vanguard U.S. Growth Portfolio

AGGRESSIVE GROWTH FUNDS
Vanguard Explorer Fund
Vanguard Specialized Portfolios

INTERNATIONAL FUNDS
Vanguard International
  Growth Portfolio
Vanguard/Trustees' Equity Fund
International Portfolio

                                  INDEX FUNDS

Vanguard Index Trust
Total Stock Market Portfolio
500 Portfolio
Extended Market Portfolio
Growth Portfolio
Value Portfolio
Small Capitalization Stock Portfolio

Vanguard International Equity
  Index Fund
European Portfolio
Pacific Portfolio
Emerging Markets Portfolio
Vanguard Bond Index Fund
Vanguard Tax-Managed Fund
Vanguard Balanced Index Fund

                                     [LOGO]

      Vanguard Financial Center        Valley Forge, Pennsylvania 19482

       New Account Information:        Shareholder Account Services:
               1-(800) 662-7447        1-(800) 662-2739

   This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. All Funds in the Vanguard Family are offered by prospectus only.

                                   Q122-7/95

[VANGUARD ADMIRAL FUNDS LOGO]

SEMI-ANNUAL REPORT
  JULY 31, 1995